Janus Investment Fund

Janus International Equity Fund

Supplement dated June 2, 2010
to Currently Effective Prospectus
Dated February 16, 2010

Effective June 3, 2010, the following replaces the corresponding information for Janus International Equity Fund (the “Fund”) in the Prospectus dated February 16, 2010, as supplemented May 7, 2010.

1.	The following replaces the corresponding information under “Principal Investment Strategies” in the Fund Summary section of the Prospectus:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

2.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Managers:  Julian McManus is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. Guy Scott, CFA, is Executive Vice President and Co-Portfolio Manager of the

Fund, which he has co-managed since June 2010. Carmel Wellso is Executive Vice President and Co-Portfolio Manager of the Fund, which she has co-managed since June 2010.

3.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus International Equity Fund

Co-Portfolio Managers Julian McManus, Guy Scott, and Carmel Wellso are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

Julian McManus is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. He joined Janus Capital in December 2004 as an equity research analyst. Mr. McManus holds a Bachelor’s degree in Japanese and Law from the University of London.

Guy Scott, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. He joined Janus Capital in September 2007 as a research analyst. Prior to joining Janus Capital, Mr. Scott was an international equity research analyst with Artisan Partners from 2002 to 2007. Mr. Scott holds a Bachelor’s degree in Economics from Lawrence University and a Master’s degree with a concentration in Finance from the University of Wisconsin Business School. He holds the Chartered Financial Analyst designation.

Carmel Wellso is Executive Vice President and Co-Portfolio Manager of the Fund, which she has co-managed since June 2010. She joined Janus Capital in June 2008 as a research analyst. Prior to joining Janus Capital, Ms. Wellso was a partner at Standard Pacific Capital from 2005 to 2008. Ms. Wellso holds a Bachelor’s degree in English literature and business administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Effective June 3, 2010, references to Brent Lynn as portfolio manager of the Fund are deleted and Julian McManus, Guy Scott, and Carmel Wellso are co-portfolio managers of the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus International Equity Fund

Supplement dated June 2, 2010
to Currently Effective Prospectuses
Dated November 27, 2009

Effective June 3, 2010, the following replaces the corresponding information for Janus International Equity Fund (the “Fund”) in the Prospectus dated November 27, 2009, as supplemented May 7, 2010.

The following replaces the corresponding information under “Principal Investment Strategies” in the Prospectus:

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus International Equity Fund

Co-Portfolio Managers Julian McManus, Guy Scott, and Carmel Wellso are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

Julian McManus is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. He joined Janus Capital in December 2004 as an equity research analyst. Mr. McManus holds a Bachelor’s degree in Japanese and Law from the University of London.

Guy Scott, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. He joined Janus Capital in September 2007 as a research analyst. Prior to joining Janus Capital, Mr. Scott was an international equity research analyst with Artisan Partners from 2002 to 2007. Mr. Scott holds a Bachelor’s degree in Economics from Lawrence University and a Master’s degree with a concentration in Finance from the University of Wisconsin Business School. He holds the Chartered Financial Analyst designation.

Carmel Wellso is Executive Vice President and Co-Portfolio Manager of the Fund, which she has co-managed since June 2010. She joined Janus Capital in June 2008 as a research analyst. Prior to joining Janus Capital, Ms. Wellso was a partner at Standard Pacific Capital from 2005 to 2008. Ms. Wellso holds a Bachelor’s degree in English literature and business administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Effective June 3, 2010, references to Brent Lynn as portfolio manager of the Fund are deleted and Julian McManus, Guy Scott, and Carmel Wellso are co-portfolio managers of the Fund.

Please retain this Supplement with your records.